Segmented information	12 Months Ended
Dec. 31, 2019
Segmented information
Segmented information

4. Segmented information

Substantially all sales in the France, Netherlands, and Ireland operating segments for the years ended December 31, 2019 and 2018 were to one customer in each respective segment. In 2019, France contributed more than 10% of Vermilion's consolidated revenues. In 2018, France, Netherlands, and Ireland each contributed more than 10% of Vermilion's consolidated revenues.

	Year Ended December 31, 2019
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	USA	Corporate	Total
Total assets	3,088,947	841,875	226,834	261,712	470,316	233,581	421,609	321,246	5,866,120
Drilling and development	293,744	74,579	19,866	10,806	1,372	30,550	57,196	(1,436)	486,677
Exploration and evaluation	—	62	3,739	10,878	—	—	—	21,808	36,487

Crude oil and condensate sales	699,290	326,578	2,411	25,783	27	184,490	63,449	—	1,302,028
NGL sales	33,159	—	—	—	—	—	6,499	—	39,658
Natural gas sales	95,621	121	110,446	31,529	104,247	—	5,416	797	348,177
Sales of purchased commodities	—	—	—	—	—	—	—	221,274	221,274
Royalties	(94,079)	(43,895)	(1,469)	(5,264)	—	—	(18,706)	(253)	(163,666)
Revenue from external customers	733,991	282,804	111,388	52,048	104,274	184,490	56,658	221,818	1,747,471
Purchased commodities	—	—	—	—	—	—	—	(221,274)	(221,274)
Transportation	(41,261)	(21,609)	—	(5,117)	(4,459)	—	—	—	(72,446)
Operating	(242,790)	(61,281)	(32,125)	(24,970)	(12,431)	(49,810)	(16,370)	(301)	(440,078)
General and administration	(23,341)	(15,406)	(2,659)	(8,452)	(2,491)	(4,940)	(7,566)	5,879	(58,976)
PRRT	—	—	—	—	—	(25,947)	—	—	(25,947)
Corporate income taxes	—	(21,431)	3,961	—	—	(8,407)	—	(406)	(26,283)
Interest expense	—	—	—	—	—	—	—	(81,377)	(81,377)
Realized gain on derivative instruments	—	—	—	—	—	—	—	84,219	84,219
Realized foreign exchange loss	—	—	—	—	—	—	—	(4,954)	(4,954)
Realized other income	—	—	—	—	—	—	—	7,700	7,700
Fund flows from operations	426,599	163,077	80,565	13,509	84,893	95,386	32,722	11,304	908,055

	Year Ended December 31, 2018
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	USA	Corporate	Total
Total assets	3,060,291	918,398	277,348	284,063	709,585	263,739	407,323	349,924	6,270,671
Drilling and development	277,857	79,451	17,963	10,863	224	75,638	40,837	1,009	503,842
Exploration and evaluation	—	307	(480)	4,943	—	—	—	9,602	14,372

Crude oil and condensate sales	541,844	360,471	2,462	32,704	—	150,733	31,142	—	1,119,356
NGL sales	56,554	—	—	—	—	—	4,622	—	61,176
Natural gas sales	72,774	131	163,454	49,745	205,150	—	2,701	3,630	497,585
Royalties	(84,696)	(46,781)	(3,181)	(6,626)	—	—	(10,070)	(813)	(152,167)
Revenue from external customers	586,476	313,821	162,735	75,823	205,150	150,733	28,395	2,817	1,525,950
Transportation	(29,912)	(10,426)	—	(6,420)	(5,129)	—	—	—	(51,887)
Operating	(177,499)	(54,690)	(26,681)	(23,048)	(15,366)	(53,199)	(6,421)	(110)	(357,014)
General and administration	(6,057)	(14,170)	(1,947)	(7,401)	(8,386)	(4,918)	(6,306)	(2,744)	(51,929)
PRRT	—	—	—	—	—	(4,824)	—	—	(4,824)
Corporate income taxes	—	(15,084)	(16,561)	—	—	(6,595)	—	(513)	(38,753)
Interest expense	—	—	—	—	—	—	—	(72,759)	(72,759)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(111,258)	(111,258)
Realized foreign exchange gain	—	—	—	—	—	—	—	243	243
Realized other income	—	—	—	—	—	—	—	883	883
Fund flows from operations	373,008	219,451	117,546	38,954	176,269	81,197	15,668	(183,441)	838,652

Reconciliation of fund flows from operations to net earnings:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Fund flows from operations	908,055	838,652
Accretion	(32,667)	(31,219)
Depletion and depreciation	(675,177)	(609,056)
Impairment	(46,056)	—
Gain on business combinations	—	128,208
Unrealized (loss) gain on derivative instruments	(57,427)	109,326
Equity based compensation	(64,233)	(60,746)
Unrealized foreign exchange gain (loss)	57,225	(63,243)
Unrealized other expense	(825)	(801)
Deferred tax	(56,096)	(39,471)
Net earnings	32,799	271,650